Expense Example	Apr. 30, 2025 USD ($)
Baillie Gifford China Equities Fund - Institutional & K Class Prospectus | Baillie Gifford China Equities Fund | Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	2,201
Expense Example, with Redemption, 5 Years	4,077
Expense Example, with Redemption, 10 Years	7,901
Baillie Gifford China Equities Fund - Institutional & K Class Prospectus | Baillie Gifford China Equities Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	2,224
Expense Example, with Redemption, 5 Years	4,108
Expense Example, with Redemption, 10 Years	7,938
Baillie Gifford Developed EAFE All Cap Fund - Institutional & K Class Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Baillie Gifford Developed EAFE All Cap Fund - Institutional & K Class Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Baillie Gifford EAFE Plus All Cap Fund - Institutional & K Class Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Baillie Gifford EAFE Plus All Cap Fund - Institutional & K Class Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
Baillie Gifford Emerging Markets Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Baillie Gifford Emerging Markets Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets Equities Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Baillie Gifford Emerging Markets ex China Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets ex China Fund | Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	4,205
Expense Example, with Redemption, 5 Years	6,894
Expense Example, with Redemption, 10 Years	10,211
Baillie Gifford Emerging Markets ex China Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets ex China Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	4,205
Expense Example, with Redemption, 5 Years	6,894
Expense Example, with Redemption, 10 Years	10,211
Baillie Gifford Global Alpha Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Global Alpha Equities Fund | Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Baillie Gifford Global Alpha Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Global Alpha Equities Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Baillie Gifford International Alpha Fund - Institutional Class & K Class Prospectus | Baillie Gifford International Alpha Fund | Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Baillie Gifford International Alpha Fund - Institutional Class & K Class Prospectus | Baillie Gifford International Alpha Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Baillie Gifford International Concentrated Growth Equities Fund - Institutional & K Class Prospectus | Baillie Gifford International Concentrated Growth Equities Fund | Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1,091
Baillie Gifford International Concentrated Growth Equities Fund - Institutional & K Class Prospectus | Baillie Gifford International Concentrated Growth Equities Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	1,197
Baillie Gifford International Growth Fund - Institutional & K Class Prospectus | Baillie Gifford International Growth Fund | Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
Baillie Gifford International Growth Fund - Institutional & K Class Prospectus | Baillie Gifford International Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Baillie Gifford International Smaller Companies Fund - Institutional & Class K Prospectus | Baillie Gifford International Smaller Companies Fund | Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	638
Expense Example, with Redemption, 5 Years	1,211
Expense Example, with Redemption, 10 Years	2,771
Baillie Gifford International Smaller Companies Fund - Institutional & Class K Prospectus | Baillie Gifford International Smaller Companies Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	668
Expense Example, with Redemption, 5 Years	1,261
Expense Example, with Redemption, 10 Years	2,870
Baillie Gifford Long Term Global Growth Fund - Institutional & K Class Prospectus | Baillie Gifford Long Term Global Growth Fund | Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Baillie Gifford Long Term Global Growth Fund - Institutional & K Class Prospectus | Baillie Gifford Long Term Global Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Baillie Gifford U.S. Equity Growth Fund | Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	629
Expense Example, with Redemption, 10 Years	1,458
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Baillie Gifford U.S. Equity Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	682
Expense Example, with Redemption, 10 Years	1,572
Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Class 5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
Baillie Gifford EAFE Plus All Cap Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Baillie Gifford EAFE Plus All Cap Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Baillie Gifford EAFE Plus All Cap Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	290
Expense Example, with Redemption, 10 Years	645
Baillie Gifford EAFE Plus All Cap Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Class 5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Baillie Gifford Global Alpha Equities Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Baillie Gifford Global Alpha Equities Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Baillie Gifford Global Alpha Equities Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Baillie Gifford Global Alpha Equities Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Baillie Gifford International Alpha Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Baillie Gifford International Alpha Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Baillie Gifford International Alpha Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Baillie Gifford International Alpha Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
Baillie Gifford International Growth Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Growth Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
Baillie Gifford International Growth Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Growth Fund | Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Baillie Gifford International Growth Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Growth Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
Baillie Gifford International Growth Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Growth Fund | Class 5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
Baillie Gifford Long Term Global Growth Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Baillie Gifford Long Term Global Growth Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
Baillie Gifford Long Term Global Growth Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Baillie Gifford Long Term Global Growth Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	$ 689